Segment information - Business Groups (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Summary of Operating Results by Reportable Segments

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2022	2,999	3,420	3,092	3,596	2,703	15,810
2023	3,143	3,519	3,057	3,260	2,760	15,739
Change (%)	4.8	2.9	(1.1)	(9.3)	2.1	(0.4)

First Half	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2022	5,731	6,445	6,024	7,107	4,316	29,623
2023	6,225	6,911	6,205	6,601	4,486	30,428
Change (%)	8.6	7.3	3.0	(7.1)	3.9	2.7

Operating profit (€ million)
2022	995	1,174	609	1,124	598	4,500
2023	1,237	1,691	731	1,213	644	5,516
Underlying operating profit (€ million)
2022	1,083	1,295	723	1,253	690	5,044
2023	1,179	1,381	763	1,214	671	5,208